Property and equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2022	2023

Computers and peripheral equipment	$6,443	$6,784
Office furniture and equipment	2,205	2,322
Electronic equipment	225	232
Leasehold improvements	25,236	26,103
Capitalized internal-use software costs	8,289	9,147
Total property and equipment	42,398	44,588
Less: accumulated depreciation and amortization	(10,575)	(15,958)
Total property and equipment, net	$31,823	$28,630

Depreciation and amortization expenses amounted to $2,567, $6,011 and $5,482 for the years ended December 31, 2021, 2022 and 2023, respectively. Depreciation and amortization expenses for the years ended December 31, 2021 and 2022 include $455 and $2,357, respectively, related to leasehold improvements, office furniture and equipment and electronic equipment that were disposed in connection with the Company’s move to its new headquarters in Israel.